RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

19.  RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group
Shenzhen Hanmo Investment Fund Partnership LLP (“Hanmo”)	Hotel related fund	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties were mainly comprised of shareholder loans to Sheen Star, CREATER, Cjia Group, and Hanmo, which are short-term in nature and mainly payable on demand, and receivable for service fee from Accor, service fee and room charges withheld by Ctrip.

	As of December 31,
	2017	2018
Sheen Star	39	44
CREATER	27	40
Ctrip	32	34
Cjia Group	15	23
Hanmo	—	22
Accor	2	2
Others	3	11
Total	118	176

Amounts due to related parties were mainly comprised of payables for brand use fee, reservation fee and other service fee to Ctrip, and Accor, and cash received on behalf of Cjia Group and China Hospitality JV, which are short-term in nature and payable on demand.

	As of December 31,
	2017	2018
Ctrip	29	25
China Hospitality JV	—	25
Accor	7	8
Cjia Group	—	7
Others	1	10
Total	37	75

(b) Related party transactions

During the years ended December 31, 2016, 2017 and 2018, significant related party transactions were as follows:

	Years Ended December 31,
	2016	2017	2018
Commission expenses to Ctrip	44	77	61
Lease expenses to Ctrip	—	—	18
Brand use fee, reservation fee and other related service fee to Accor	6	11	18
Marketing and training fee from Ctrip	13	24	12
Service fee from Accor	4	8	14
Service fee from China Hospitality JV	—	—	10
Service fee from Sheen Star	—	—	2
Goods sold and service provided to Cjia Group	0	8	30
Interest income from Sheen Star	2	—	—
Interest income from Hanmo	—	—	7
Interest income from CREATER	—	—	10
Loan payment to Sheen Star	35	—	—
Loan payment to Cjia Group	—	85	—
Loan payment to CREATER	—	27	—
Loan from Cjia Group	—	—	103

In 2016, the Group sold its subsidiary Chengjia Hotel Management Co., Ltd. to Cjia for consideration of RMB10.